Land use right, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Amortization of acquired intangible assets and land use right	¥ 100,892	$ 14,531	¥ 64,201	¥ 12,598
Land use right [Member]
Amortization of acquired intangible assets and land use right	¥ 43,915